Note 3 - Corporate Information and Group Composition (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of gain (loss) on trading securities [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Listed equity securities:
Realized net gain (loss)	12,910	(11,201)	(18,375)
Change in unrealized net gain (loss)	-	(11,696)	34,321
Listed equity securities sold short:
Realized net gain (loss)	-	17,123	-
Change in unrealized net gain (loss)	-	-	-
Equity derivatives:
Realized net gain (loss)	10	830	-
Change in unrealized net gain (loss)	113	-	-
Net gain (loss) on investment portfolio	13,033	(4,944)	15,946

Disclosure of detailed information about business combination [text block]
[US$ thousands]	Fair value recognized on acquisition
Assets:
Intangible assets (technology)	331
Property and equipment (equipment)	37
Right-of-use assets (property)	234
Trade receivables	131
Prepayments	8
Cash	481
Liabilities:
Lease liabilities	234
Deferred tax liabilities	48
Trade payables	102
Income tax payable	63
Other current liabilities	67
Total identifiable net assets at fair value	708
Goodwill arising on acquisition	8,792
Cash consideration transferred	9,500

Disclosure of discontinued operations [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Revenue	136,246	-	-
Expenses	(147,822)	(1,053)	-
Profit (loss) before income tax	(11,576)	(1,053)	-
Income tax benefit (expense)	1,950	237	-
Profit (loss) after income tax	(9,626)	(816)	-
Gain on sale of the subsidiary after income tax	151,368	-	-
Profit (loss) from discontinued operation	141,742	(816)	-
Exchange differences on translation of discontinued operations	(1,802)	-	-
Other comprehensive loss from discontinued operations	(1,802)	-	-
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Net cash flow from discontinued operating activities	65,806	-	-
Net cash flow used in discontinued investing activities	(576)	-	-
Net cash flow used in discontinued financing activities	(44,711)	-	-
Net change in cash and cash equivalents	20,518	-	-
	Year ended December 31,
[Net income per ADS and share in US$]	2020	2021	2022
Basic earnings from discontinued operations per ADS	1.21	(0.01)	-
Diluted earnings from discontinued operations per ADS	1.19	(0.01)	-
Basic earnings from discontinued operations per share	0.60	(0.00)	-
Diluted earnings from discontinued operations per share	0.60	(0.00)	-

Disclosure of gain (loss) on loss of control of discontinued operation [text block]
[US$ thousands]	As of August 19, 2020
Fair value of shares in Nanobank	264,936
Less: Carrying amount of net assets disposed of	22,766
Less: Carrying amount of TenSpot Pesa Limited receivables transferred to Nanobank	87,867
Gain on sale before income tax and reclassification of foreign currency translation reserve	154,304
Reclassification of foreign currency translation reserve	(2,936)
Income tax expense on gain	-
Gain on sale after income tax	151,368